Income Tax - Deferred Income Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	$ (33,818,299)	$ (18,700,832)
Changes recognized in
Consolidated statement of profit or loss	60,395,279	169,812,624
Other comprehensive income	1,521,923	(184,930,091)
Deferred tax asset	168,229,384	159,098,916
Deferred tax asset, offsetting	(140,130,481)	(152,901,796)
Deferred	28,098,903	6,197,120
Deferred tax liabilities	140,130,481	192,917,215
Deferred tax liabilities, offsetting	140,130,481	152,901,796
Deferred tax liabilities, net	0	(40,015,419)
Allowance for loan losses
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	66,149,028	81,141,588
Changes recognized in
Consolidated statement of profit or loss	(17,353,276)	(14,992,560)
Deferred tax asset	48,795,752	66,149,028
Provisions
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	77,535,032	85,541,940
Changes recognized in
Consolidated statement of profit or loss	(21,493,729)	(8,006,908)
Deferred tax asset	56,041,303	77,535,032
Loan Commissions
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	9,897,350	8,280,148
Changes recognized in
Consolidated statement of profit or loss	3,029,326	1,617,202
Deferred tax asset	12,926,676	9,897,350
Expenses capitalized for tax purpose
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	(36,907,330)	(32,811,674)
Changes recognized in
Consolidated statement of profit or loss	(7,620,053)	(4,095,656)
Deferred tax liabilities	44,527,383	36,907,330
Property and equipment
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	(90,911,885)	(88,236,354)
Changes recognized in
Consolidated statement of profit or loss	9,906,978	(2,675,531)
Deferred tax liabilities	81,004,907	90,911,885
Investments in debt securities and equity instruments
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	(65,098,000)	(95,215,710)
Changes recognized in
Consolidated statement of profit or loss	48,977,886	215,047,801
Other comprehensive income	1,521,923	(184,930,091)
Deferred tax liabilities	14,598,191	65,098,000
Inflation adjustment
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	2,776,485	16,851,957
Changes recognized in
Consolidated statement of profit or loss	(2,709,258)	(14,075,472)
Deferred tax asset	67,227	2,776,485
Tax loss
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	2,740,908	5,981,492
Changes recognized in
Consolidated statement of profit or loss	47,657,466	(3,240,584)
Deferred tax asset	50,398,374	2,740,908
Others
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	113	(234,219)
Changes recognized in
Consolidated statement of profit or loss	(61)	234,332
Deferred tax asset		113
Deferred tax liabilities	$ 0	$ 0